Commitments and Contingencies - Schedule of Certain Fees and Corresponding Payment Amounts (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Service Fee Advance (paid) [Member]
Commitments and Contingencies - Schedule of Certain Fees and Corresponding Payment Amounts (Details) [Line Items]
George Clinical Payment Schedule	Service Fee Advance (paid)
Payment Amount	$ 49,989
Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid) [Member]
Commitments and Contingencies - Schedule of Certain Fees and Corresponding Payment Amounts (Details) [Line Items]
George Clinical Payment Schedule	Service Fee Advance of $212,335 minus the amount already paid, plus PTC Fee Advance of $31,325 (paid)
Payment Amount	$ 193,671
Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date [Member]
Commitments and Contingencies - Schedule of Certain Fees and Corresponding Payment Amounts (Details) [Line Items]
George Clinical Payment Schedule	Statistics Fees – 35% on Electronic Data Capture (EDC) Go Live Date
Payment Amount	$ 47,740
Statistics Fees – 35% on Development of SAP tables [Member]
Commitments and Contingencies - Schedule of Certain Fees and Corresponding Payment Amounts (Details) [Line Items]
George Clinical Payment Schedule	Statistics Fees – 35% on Development of SAP tables
Payment Amount	$ 47,740
Statistics Fees – 30% on Final Analysis [Member]
Commitments and Contingencies - Schedule of Certain Fees and Corresponding Payment Amounts (Details) [Line Items]
George Clinical Payment Schedule	Statistics Fees – 30% on Final Analysis
Payment Amount	$ 40,920
Service Fees – Remainder Due [Member]
Commitments and Contingencies - Schedule of Certain Fees and Corresponding Payment Amounts (Details) [Line Items]
George Clinical Payment Schedule, Remainder Due	Service Fees – Remainder Due
Service Fees – Remainder Due	Split monthly over course of study